UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/15 (Unaudited)

CORPORATE BONDS AND NOTES (40.5%)(a)
			Principal amount	Value

Basic materials (4.1%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$150,000	$153,000

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			55,000	59,813

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			20,000	21,350

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			105,000	127,575

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			60,000	60,900

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			65,000	66,848

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	185,063

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			85,000	86,063

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	151,900

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			320,000	330,400

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			40,000	40,700

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			105,000	106,575

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			120,000	120,900

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			265,000	278,250

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			35,000	34,407

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			85,000	82,344

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			125,000	122,188

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	173,000

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			80,000	93,600

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			135,000	140,400

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			45,000	42,413

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			225,000	240,188

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			130,000	131,950

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			30,000	30,075

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			160,000	172,200

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			55,000	49,775

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			55,000	58,850

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			125,000	134,688

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			5,000	4,506

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			5,000	1

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			65,000	67,844

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			65,000	65,325

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			90,000	91,583

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	209,500

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			85,000	89,250

PQ Corp. 144A sr. notes 8 3/4s, 2018			130,000	134,550

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			65,000	66,788

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			150,000	152,625

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			145,000	145,827

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			45,000	50,625

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			30,000	31,200

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			75,000	83,625

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			100,000	103,500

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			50,000	50,875

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			35,000	35,263

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			75,000	93,188

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			20,000	21,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			25,000	26,688

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			70,000	72,188

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			10,000	10,225

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			20,000	20,250

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			175,000	172,813

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			90,000	87,075

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			20,000	21,425

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			100,000	103,500

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			140,000	133,350

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			160,000	168,400

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			70,000	72,275

				5,681,079
Capital goods (3.2%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			325,000	342,469

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			315,000	359,100

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			80,000	80,800

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			105,000	106,575

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			70,000	71,750

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			80,000	79,800

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			55,000	56,272

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			45,000	44,775

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			50,000	51,625

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			120,000	114,750

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			150,000	165,000

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			55,000	54,313

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			65,000	74,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			135,000	141,750

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			350,000	322,000

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			55,000	57,200

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			120,000	121,500

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			160,000	222,336

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			175,000	189,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			160,000	149,200

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			50,000	51,500

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			190,000	202,409

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			130,000	135,525

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			60,000	62,100

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			95,000	95,713

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			174,000	183,135

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			205,000	216,019

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			125,000	130,000

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			245,000	249,288

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			85,000	92,013

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			25,000	25,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			105,000	105,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			150,000	150,000

				4,503,167
Communication services (4.8%)

Adelphia Communications Corp. escrow bonds zero %, 2016			235,000	2,056

Adelphia Communications Corp. escrow bonds zero %, 2015			20,000	175

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			400,000	403,937

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			140,000	155,225

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	38,500

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			40,000	43,850

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			110,000	115,638

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			20,000	20,425

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			125,000	125,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			35,000	37,231

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			110,000	117,425

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			25,000	26,094

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			75,000	75,938

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			175,000	184,494

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			55,000	57,200

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			65,000	70,688

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			85,000	83,194

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	198,250

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			70,000	79,100

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			115,000	115,288

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			125,000	137,890

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			10,000	9,631

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	29,025

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			76,000	83,600

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			50,000	46,500

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	96,425

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			110,000	97,900

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			245,000	221,113

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			100,000	102,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			85,000	91,694

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			100,000	107,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			40,000	42,400

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			90,000	91,800

Numericable Group SA 144A sr. notes 6s, 2022 (France)			200,000	201,376

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			80,000	83,000

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	75,000	64,003

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			$30,000	33,750

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	75,606

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			35,000	36,750

Sprint Capital Corp. company guaranty 6 7/8s, 2028			260,000	234,650

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			80,000	87,400

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			60,000	61,125

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			115,000	131,819

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			275,000	279,648

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			265,000	266,656

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			75,000	79,969

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			45,000	47,925

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			145,000	152,975

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			45,000	46,491

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			165,000	172,219

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			165,000	173,869

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			125,000	130,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			40,000	41,525

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			195,000	201,338

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			180,000	174,150

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			215,000	229,513

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			200,000	208,500

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	70,038

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			200,000	189,000

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			75,000	63,000

				6,644,481
Consumer cyclicals (8.2%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			75,000	81,990

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			70,000	72,975

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			130,000	137,475

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	44,894

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			105,000	115,369

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			106,000	105,603

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			100,000	81,000

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			65,000	66,138

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			145,000	148,988

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			85,000	85,876

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			45,000	47,644

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			185,000	186,502

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			80,000	86,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	31,275

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			60,000	62,700

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			65,000	66,300

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			65,000	65,241

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			15,000	16,088

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			190,000	200,925

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			330,000	349,388

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			55,000	51,700

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			65,000	66,300

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			125,000	132,188

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			85,000	88,506

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			100,000	108,750

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			45,000	47,475

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			30,000	31,463

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			200,000	220,900

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			60,000	63,450

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			60,000	62,700

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			15,000	15,694

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			30,000	30,225

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			145,000	143,057

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			20,000	20,407

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			80,000	82,100

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			140,000	144,900

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			40,000	41,400

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			185,000	197,025

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	170,000	143,877

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$190,000	199,500

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			180,000	182,700

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			215,000	203,175

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			255,000	250,538

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			65,000	67,275

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			75,000	81,563

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			15,000	15,113

JC Penney Corp, Inc. company guaranty sr. unsec. notes 5 3/4s, 2018			30,000	29,625

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			20,000	18,050

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			80,000	76,400

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			165,000	160,463

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			85,000	95,944

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			50,000	54,125

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			75,000	79,125

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	46,463

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			144,000	152,640

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			125,000	123,906

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			125,000	128,125

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	41,300

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			210,000	218,400

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			45,000	46,575

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			130,000	126,100

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			45,000	46,125

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			110,000	119,213

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			125,000	128,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	80,500

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			65,000	69,875

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			257,907	275,316

Navistar International Corp. sr. notes 8 1/4s, 2021			54,000	54,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			140,000	143,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			175,000	189,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			60,000	64,350

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			190,000	194,988

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			100,000	108,375

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			90,000	94,950

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			125,000	131,250

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024			10,000	10,500

Owens Corning company guaranty sr. unsec. notes 9s, 2019			38,000	45,724

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			140,000	142,275

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			160,000	169,600

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			90,000	93,150

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			75,000	78,844

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			55,000	56,650

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			75,000	87,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			45,000	44,888

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			90,000	91,125

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			80,000	82,200

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			61,000	64,050

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			135,000	145,209

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			100,000	101,750

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			35,000	32,725

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			280,000	270,900

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			35,000	26,775

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			95,000	99,038

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			80,000	84,400

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			60,000	61,050

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			30,000	31,650

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			45,000	45,450

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			130,000	135,200

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			205,000	213,456

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			220,000	227,150

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			5,000	5,350

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			10,000	10,675

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			55,000	57,888

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			65,000	66,950

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			55,000	58,438

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			90,000	95,850

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			55,000	57,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			180,000	171,900

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			45,000	44,100

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			75,000	75,375

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			175,000	172,156

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,413

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			30,000	29,835

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			180,000	191,925

				11,351,399
Consumer staples (2.5%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	208,500

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			145,000	155,694

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			45,000	46,125

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			40,000	40,100

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			45,000	45,056

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			230,000	238,510

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			155,000	160,038

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			70,000	71,050

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			195,000	206,456

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			95,000	95,713

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			105,000	112,244

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	129,663

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			10,000	10,363

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			10,000	10,238

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			205,000	204,488

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			25,000	25,375

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			90,000	93,375

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			175,000	147,656

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			40,000	42,660

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			135,000	142,628

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	36,978

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			35,000	36,444

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			220,000	236,775

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			55,000	55,825

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			90,000	91,350

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			165,000	165,413

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			120,000	124,800

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			16,000	17,220

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			30,000	32,850

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			20,000	20,325

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			85,000	84,894

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			125,000	130,625

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			115,000	116,150

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			130,000	140,400

				3,475,981
Energy (4.5%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			95,000	12,825

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			85,000	84,788

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			65,000	66,755

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	91,125

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			95,000	91,675

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			15,000	14,592

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			60,000	56,100

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			190,000	174,800

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			70,000	66,675

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			125,000	101,250

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			90,000	76,275

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			120,000	118,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			60,000	57,150

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			115,000	95,091

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	126,150

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			140,000	142,100

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	50,750

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			140,000	130,550

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	64,350

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			75,000	72,000

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			75,000	51,375

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			130,000	127,400

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			70,000	68,425

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			60,000	63,900

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			15,000	16,106

FTS International, Inc. 144A company guaranty sr. FRN 7.808s, 2020			55,000	54,976

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			155,000	163,913

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023			70,000	71,400

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			40,000	28,900

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			235,000	165,088

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			60,000	60,900

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			90,000	97,875

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			30,000	31,125

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			45,000	43,763

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			135,000	87,413

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			155,000	112,298

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			25,000	20,063

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			145,000	125,063

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			150,000	128,250

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			45,000	2

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			120,000	24,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	221,550

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			65,000	67,275

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			50,000	50,750

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			225,000	230,063

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			220,000	158,950

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			55,000	38,500

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			115,000	47,150

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			195,000	80,925

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			55,000	54,863

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			65,000	64,025

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			45,000	47,705

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			230,000	234,025

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			185,000	197,488

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			45,000	47,363

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			245,000	20,213

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			130,000	128,944

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			65,000	65,683

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			120,000	128,586

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			105,000	67,200

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			100,000	89,000

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			50,000	52,250

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	20,800

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	21,609

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			55,000	46,475

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			150,000	146,250

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			230,000	234,025

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			71,000	86,858

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	37,669

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			240,000	244,200

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			65,000	65,488

				6,231,618
Financials (5.0%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			115,000	118,163

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			185,000	186,388

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			90,000	96,525

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			175,000	215,250

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	70,950

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			50,000	58,625

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	72,963

American International Group, Inc. jr. sub. FRB 8.175s, 2058			100,000	136,125

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			120,000	121,350

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			50,000	52,875

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			105,000	107,888

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			50,000	53,500

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			75,000	77,250

CIT Group, Inc. sr. unsec. notes 5s, 2023			65,000	66,463

CIT Group, Inc. sr. unsec. notes 5s, 2022			100,000	102,750

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			80,000	84,900

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			45,000	45,113

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	145,287

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			185,000	195,406

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			25,000	24,969

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			125,000	95,625

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			60,000	62,250

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			65,000	67,191

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			65,000	69,063

Communications Sales & Leasing, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2023(R)			35,000	35,700

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			75,000	36,750

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			110,000	111,375

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			50,000	51,875

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	123,200

Dresdner Funding Trust I 144A bonds 8.151s, 2031			240,000	302,400

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			90,000	94,050

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			105,000	105,525

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			50,000	31,375

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			70,000	69,650

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			155,000	160,038

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			215,000	231,125

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			125,000	131,094

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			80,000	88,600

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			60,000	66,450

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			70,000	74,900

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			5,000	4,944

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			75,000	90,938

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	100,000	269,380

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			$249,000	264,874

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			50,000	53,563

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			125,000	134,688

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	101,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			85,000	81,706

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			110,000	118,250

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			105,000	98,438

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			155,000	165,946

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			65,000	69,713

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			30,000	32,400

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			140,000	140,350

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			155,000	149,575

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			100,000	109,125

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)			265,000	335,888

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			65,000	70,689

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			45,000	45,395

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			30,000	33,450

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			85,000	87,338

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			90,000	90,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			170,000	144,500

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			155,000	158,100

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			90,000	82,575

				6,974,301
Health care (3.8%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			155,000	160,425

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			75,000	75,000

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			95,000	97,138

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			110,000	115,500

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			150,000	155,625

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			40,000	41,150

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			25,000	26,688

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			140,000	140,875

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			165,000	144,994

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			110,000	111,169

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. sub. notes 5s, 2025			95,000	94,169

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			135,000	141,244

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			170,000	172,763

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			100,000	97,500

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			125,000	131,563

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			65,000	65,975

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			35,000	36,050

HCA, Inc. sr. notes 6 1/2s, 2020			275,000	307,313

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	35,100

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			100,000	104,563

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			120,000	122,700

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			80,000	85,900

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			85,000	86,381

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			165,000	177,375

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			125,000	125,938

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			70,000	73,413

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			85,000	88,778

Omnicare, Inc. sr. unsec. notes 5s, 2024			20,000	22,100

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			45,000	48,938

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	160,500

Quintiles Transnational Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			55,000	55,825

Service Corporation International sr. unsec. notes 7s, 2017			65,000	70,769

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			185,000	196,100

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			125,000	133,125

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			70,000	70,525

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			25,000	25,500

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			85,000	87,922

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			55,000	54,450

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			80,000	78,400

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			225,000	244,688

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			140,000	149,800

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			25,000	25,438

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			80,000	85,800

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			20,000	20,925

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			150,000	159,563

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			10,000	10,375

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			55,000	55,963

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			100,000	104,125

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			110,000	113,988

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			110,000	114,400

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			210,000	220,894

				5,325,402
Technology (1.8%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			75,000	79,031

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			300,000	256,875

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			285,000	285,000

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			85,000	99,556

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			8,000	8,980

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			109,000	124,669

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			320,000	341,200

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			12,000	12,825

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			60,000	62,850

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			70,000	75,425

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			170,000	176,613

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			105,000	111,300

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			105,000	110,250

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			100,000	100,000

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			120,000	121,800

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	205,500

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			70,000	73,063

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			140,000	124,600

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			145,000	157,325

				2,526,862
Transportation (0.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			135,000	130,275

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			205,000	209,100

				339,375
Utilities and power (2.3%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			85,000	99,450

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			270,000	267,975

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			145,000	162,944

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			45,000	43,425

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			225,000	226,406

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	32,025

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			25,000	26,781

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			95,000	104,810

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			28,000	29,400

Dynegy, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			10,000	10,650

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			180,000	190,350

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			80,000	85,800

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			40,000	49,525

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			107,000	122,248

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			35,000	36,750

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			155,000	168,756

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			50,000	50,063

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	94,000

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			145,000	139,563

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			125,000	128,750

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	25,813

Kinder Morgan, Inc./DE sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	118,134

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	348,156

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			90,000	92,700

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			140,000	153,300

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			75,000	77,625

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			55,000	57,508

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			85,000	85,468

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			130,000	135,850

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			60,000	38,550

				3,202,775

Total corporate bonds and notes (cost $55,948,980)				$56,256,440

CONVERTIBLE BONDS AND NOTES (33.0%)(a)
			Principal amount	Value

Basic materials (0.9%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019			$635,000	$777,875

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)			355,000	429,106

				1,206,981
Capital goods (1.0%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			595,000	480,091

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			685,000	944,444

				1,424,535
Communication services (0.9%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			199,000	216,910

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)			1,160,000	116

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			1,075,000	1,053,500

				1,270,526
Consumer cyclicals (6.4%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019			453,000	579,274

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			332,000	413,133

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			391,000	608,005

Jarden Corp. company guaranty cv. sr. unsec. bonds 1 1/8s, 2034			650,000	769,844

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			344,000	723,260

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043			833,000	1,332,279

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			1,250,000	660,938

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			575,000	555,953

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019			432,000	515,430

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019			644,000	581,210

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018			320,000	430,800

Ryland Group, Inc. (The) cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018			480,000	681,300

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			365,000	428,647

Tesla Motors, Inc. cv. sr. unsec. notes 1 1/4s, 2021			680,000	651,525

				8,931,598
Consumer staples (0.6%)

Vector Group, Ltd. cv. sr. unsec. FRN 2 1/2s, 2019			585,000	821,882

				821,882
Energy (3.8%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			2,230,000	2,051,600

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			1,075,000	835,141

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14, cost $446,469)(RES)			451,000	173,635

Goodrich Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2032			569,000	324,330

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			377,000	318,329

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			655,000	164,159

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028			621,000	558,900

SunEdison, Inc. 144A cv. sr. unsec. notes 2 5/8s, 2023			289,000	298,212

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	13,750

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			615,000	568,106

				5,306,162
Financials (5.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			627,000	644,243

Ares Capital Corp. cv. sr. unsec. unsub. bonds 4 3/8s, 2019			147,000	152,421

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			626,000	677,645

Cowen Group, Inc. cv. sr. unsec. unsub. notes 3s, 2019			458,000	557,329

Empire State Realty OP LP 144A cv. sr. unsec. notes 2 5/8s, 2019(R)			442,000	461,614

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			816,000	976,650

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			453,000	515,288

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			330,000	417,656

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			430,000	691,494

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)			561,000	545,222

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			631,000	713,424

TCP Capital Corp. 144A cv. sr. unsec. notes 5 1/4s, 2019			827,000	833,719

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			312,000	243,360

				7,430,065
Health care (4.5%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			694,000	702,241

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			720,000	1,004,400

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)			763,000	61,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			445,000	31,150

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			225,000	1,111,219

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			709,000	859,663

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)			880,000	1,126,400

Jazz Investments I, Ltd. 144A cv. company guaranty sr. unsec. notes 1 7/8s, 2021 (Ireland)			722,000	860,534

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018			370,000	453,944

				6,210,591
Technology (8.4%)

Ciena Corp. cv. sr. unsec. notes 4s, 2020			618,000	873,311

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029			570,000	661,200

Jazz Technologies, Inc. company guaranty cv. sr. unsec. bonds 8s, 2018			223,000	368,508

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033			1,120,000	2,874,900

Micron Technology, Inc. cv. sr. unsec. unsub. bonds 3s, 2043			890,000	1,001,250

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041			370,000	888,231

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			442,000	597,529

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			970,000	1,164,000

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018			600,000	750,375

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			424,000	613,210

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			745,000	610,900

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018			1,130,000	1,218,988

				11,622,402
Transportation (1.1%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. notes 2 1/4s, 2022			394,000	397,940

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019			1,072,000	1,126,270

				1,524,210

Total convertible bonds and notes (cost $43,874,077)				$45,748,952

CONVERTIBLE PREFERRED STOCKS (23.5%)(a)
			Shares	Value

Basic materials (1.2%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.			20,158	$881,284

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)			65,720	657

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			15,650	848,524

				1,730,465
Capital goods (1.2%)

United Technologies Corp. $3.75 cv. pfd.			28,240	1,720,381

				1,720,381
Communication services (3.7%)

American Tower Corp. $5.50 cv. pfd.(R)			13,085	1,327,604

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			21,872	1,074,462

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			7,809	803,156

Iridium Communications, Inc. 7.00% cv. pfd.			4,095	485,002

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.			680	255,000

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			16,339	1,123,633

				5,068,857
Consumer cyclicals (3.0%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			37,550	966,327

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)(NON)			15,943	2,193,159

Stanley Black & Decker, Inc. $6.25 cv. pfd.			8,385	992,449

				4,151,935
Consumer staples (0.7%)

Tyson Foods, Inc. $2.375 cv. pfd.			18,767	975,321

				975,321
Energy (1.7%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			1,848	1,547,585

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			610	155,512

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.			11,845	654,436

				2,357,533
Financials (7.0%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			32,805	956,469

AMG Capital Trust II $2.575 cv. pfd.			21,285	1,306,367

Banc of California, Inc. $4.00 cv. pfd.			8,217	501,894

Bank of America Corp. Ser. L, 7.25% cv. pfd.			3,093	3,533,752

EPR Properties Ser. C, $1.438 cv. pfd.(R)			37,670	899,371

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			12,177	777,045

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			12,175	610,698

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			925	1,115,781

				9,701,377
Health care (2.2%)

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)			2,420	2,565,127

Alere, Inc. Ser. B, 3.00% cv. pfd.			1,410	489,006

				3,054,133
Transportation (0.4%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			5,548	589,031

				589,031
Utilities and power (2.4%)

Dominion Resources, Inc./VA $3.188 cv. pfd.			19,498	982,309

Dynegy, Inc. Ser. A, $5.375 cv. pfd.			3,886	435,154

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	64,107

Exelon Corp. $3.25 cv. pfd.			15,998	772,863

NextEra Energy, Inc. $2.90 cv. pfd.			18,350	1,044,666

				3,299,099

Total convertible preferred stocks (cost $30,043,164)				$32,648,132

COMMON STOCKS (1.2%)(a)
			Shares	Value

Ally Financial, Inc.(NON)			4,650	$105,416

CIT Group, Inc.			1,606	74,294

Connacher Oil and Gas, Ltd. (Canada)(NON)			2,338	5,170

DISH Network Corp. Class A(NON)			1,525	107,955

EP Energy Corp. Class A(NON)			5,301	69,708

General Motors Co.			2,360	84,889

Halcon Resources Corp.(NON)			7,586	7,965

Huntsman Corp.			3,400	76,296

Live Nation Entertainment, Inc.(NON)			1,215	34,749

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			5,612	224

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			5,612	224

Penn National Gaming, Inc.(NON)			6,025	100,196

Rite Aid Corp.(NON)			108,181	943,338

Seventy Seven Energy, Inc.(NON)			2,750	16,225

Spectrum Brands Holdings, Inc.			655	63,306

Vantage Drilling Co.(NON)			36,191	12,341

Total common stocks (cost $1,149,327)				$1,702,296

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			88	$88,880

Citigroup, Inc. Ser. K, $1.719 ARP			1,200	32,364

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			4,695	122,352

M/I Homes, Inc. Ser. A, $2.438 pfd.			2,305	59,077

Total preferred stocks (cost $283,533)				$302,673

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			$203,234	$191,104

Total senior loans (cost $195,411)				$191,104

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	168,777	$—

Total warrants (cost $33,755)				$—

SHORT-TERM INVESTMENTS (2.0%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			2,781,556	$2,781,556

Total short-term investments (cost $2,781,556)				$2,781,556

TOTAL INVESTMENTS

Total investments (cost $134,309,803)(b)				$139,631,153

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $549,806) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	7/15/15	$28,125	$27,613	$(512)
Barclays Bank PLC
	Canadian Dollar	Buy	7/15/15	66,615	66,492	123
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/17/15	228,317	229,640	1,323
	Canadian Dollar	Sell	7/15/15	32,946	32,388	(558)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/15/15	137,570	135,155	(2,415)
WestPac Banking Corp.
	Canadian Dollar	Sell	7/15/15	59,544	58,518	(1,026)

Total						$(3,065)

Key to holding's currency abbreviations
CAD	Canadian Dollar
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $138,824,559.
(b)	The aggregate identified cost on a tax basis is $134,847,098, resulting in gross unrealized appreciation and depreciation of $12,642,159 and $7,858,104, respectively, or net unrealized appreciation of $4,784,055.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $173,635, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$673,606	$23,971,186	$21,863,236	$1,964	$2,781,556
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $2,989 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,953 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$76,296	$—	$—
Communication services	107,955	—	—
Consumer cyclicals	219,834	—	—
Consumer staples	1,006,644	—	—
Energy	111,409	—	448
Financials	179,710	—	—
Total common stocks	1,701,848	—	448
Convertible bonds and notes	—	45,656,646	92,306
Convertible preferred stocks	4,343,196	28,304,279	657
Corporate bonds and notes	—	56,256,437	3
Preferred stocks	154,716	147,957	—
Senior loans	—	191,104	—
Warrants	—	—	—
Short-term investments	2,781,556	—	—

Totals by level	$8,981,316	$130,556,423	$93,414

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,065)	$—

Totals by level	$—	$(3,065)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Transfers between level 1 and level 2 during the reporting period, totaling$2,257,067, are the result of changing to a pricing service as the source for the securities prices.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,446	$4,511
Equity contracts	—	—

Total	$1,446	$4,511

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$640,000
Warrants (number of warrants)		168,777

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$123	$1,323	$—	$—	$ 1,446

	Total Assets	$—	$123	$1,323	$—	$—	$1,446

	Liabilities:
	Forward currency contracts#	$512	$—	$ 558	$2,415	$1,026	$ 4,511

	Total Liabilities	$512	$—	$558	$2,415	$1,026	$4,511

	Total Financial and Derivative Net Assets	$(512)	$123	$765	$(2,415)	$(1,026)	$(3,065)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—
	Net amount	$(512)	$123	$765	$(2,415)	$(1,026)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015